Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes payable, net of debt discount	$ 24,525	$ 15,608
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	25,000,000	25,000,000
Preferred stock, shares undesignated	11,000,000	11,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	125,000,000
Common stock, shares issued	97,380,590	89,101,468
Common stock, shares outstanding	97,380,590	89,101,468
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	9,000,000	9,000,000
Preferred stock, shares issued	4,200,000	4,200,000
Preferred stock, shares outstanding	4,200,000	4,200,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	5,000,000	5,000,000
Preferred stock, shares issued	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000